Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 1,300.5	$ 1,281.0	$ 1,165.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	103.7	97.1	101.3
Amortization of Intangible Assets	46.8	0.0	0.0
Amortization of fixed-income securities	98.4	78.2	134.0
Amortization of equity-based compensation	66.2	51.4	64.9
Net realized (gains) losses on securities	(112.7)	(224.2)	(318.4)
Net (gains) losses on disposition of property and equipment	2.0	5.4	5.6
(Gains) losses on extinguishment of debt	0.9	4.8	4.3
Changes in:
Premiums receivable	(421.1)	(227.1)	(127.4)
Reinsurance recoverables	(202.6)	(141.7)	(189.2)
Prepaid reinsurance premiums	32.5	(10.4)	(8.6)
Deferred acquisition costs	(42.3)	(9.6)	(13.1)
Income taxes	(107.2)	97.5	57.8
Unearned premiums	632.4	266.4	244.8
Loss and loss adjustment expense reserves	(917.7)	(378.0)	(641.6)
Accounts payable, accrued expenses, and other liabilities	37.9	92.0	165.0
Other, net	(60.2)	(13.2)	(28.1)
Net cash provided by operating activities	2,292.9	1,725.6	1,899.9
Purchases:
Fixed maturities	(9,311.1)	(7,967.5)	(7,100.6)
Equity securities	(647.1)	(369.7)	(322.2)
Sales:
Fixed maturities	4,913.5	5,637.5	3,083.9
Equity securities	402.4	560.1	369.2
Maturities, paydowns, calls, and other:
Fixed maturities	3,579.5	2,296.6	1,859.6
Equity securities	12.0	14.3	21.5
Net sales (purchases) of short-term investments	20.5	(876.0)	716.6
Net unsettled security transactions	(8.2)	(30.0)	152.2
Purchases of property and equipment	(130.7)	(108.1)	(140.4)
Sales of property and equipment	10.6	5.9	3.7
Payments to Acquire Businesses, Net of Cash Acquired	(752.7)	0.0	0.0
Payments to Acquire Additional Interest in Subsidiaries	(12.6)	0.0	0.0
Net cash used in investing activities	(1,923.9)	(836.9)	(1,356.5)
Cash Flows From Financing Activities
Proceeds from exercise of equity options	0.2	0.0	0.0
Tax benefit from exercise/vesting of equity-based compensation	16.8	12.8	10.3
Net proceeds from debt issuance	382.0	344.7	0.0
Payment of debt	(20.4)	0.0	(150.0)
Reacquisition of debt	(19.3)	(48.9)	(58.1)
Dividends paid to shareholders	(403.6)	(892.6)	(175.6)
Acquisition of treasury shares	(208.5)	(271.4)	(273.4)
Net cash used in financing activities	(252.8)	(855.4)	(646.8)
Effect of exchange rate changes on cash	(0.2)	0.0	(0.6)
Increase (decrease) in cash	116.0	33.3	(104.0)
Cash, Beginning of year	108.4	75.1	179.1
Cash, End of year	$ 224.4	$ 108.4	$ 75.1